Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 3 – Property and Equipment, Net
As of December 31, 2025 and 2024, property and equipment, net, was as follows:

	December 31,
	2025	2024
Laptops and IT equipment	$216,535	$82,437
Lab equipment	711,930	618,314
Furniture and fixtures	45,370	42,375
Leasehold improvements	208,031	192,568
Construction in progress	3,058	—

Property and equipment, gross	1,184,924	935,694
Less: accumulated depreciation	(350,141)	(132,587)

Property and equipment, net	$834,783	$803,107

Depreciation expense for the years ended December 31, 2025 and 2024, was $0.2 million and $0.1 million, respectively.
The Company evaluates property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable, as described in Note 2. No indicators of impairment were identified, and no impairment charges were recognized on property and equipment during the years ended December 31, 2025 and 2024.